Leases - Schedule of Maturity Analysis of Undiscounted Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 193,039
Less than one year
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	19,372
One to five years
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	71,107
Thereafter
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 102,560